Loans and Advances to Banks	12 Months Ended
Dec. 31, 2020
Santander UK Group Holdings plc
Statement [Line Items]
Loans and Advances to Banks
5. LOANS AND ADVANCES TO BANKS
Loans and advances to banks principally comprise amounts due from Santander UK group undertakings. The fair values of loans and advances to banks are equal to their carrying amounts. In 2020 and 2019, no material expected credit losses. All of our senior debt issued out of Santander UK Group Holdings plc is downstreamed to our principal operating company Santander UK plc.